Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13: Commitments and Contingencies

Operating Leases

As of December 31, 2020, we have two operating leases for office and warehouse space and no financing leases.

We have an operating lease for office and warehouse space in Irvine, California with monthly payments of $13,945, a lease expiration of June 2023 and an incremental borrowing rate of 4.75%. This lease represents $0.4 million of the estimated future payments under operating leases shown in the table below.

We have an operating lease for office space in Centennial, Colorado with monthly payments of $9,390, a lease expiration of October 2022 and an incremental borrowing rate of 4.75%. This lease represents $0.2 million of the estimated future payments under operating leases shown in the table below.

The maturity of operating lease liabilities as of December 31, 2020 are as follows (in thousands):

2021	$284
2022	267
2023	84
Total minimum lease payments	635
Less: Interest	(34)
Present value of operating lease liabilities	$601

During the year ended December 31, 2020, cash paid for amounts included in the measurement of operating lease liabilities was $0.2 million.

Employee Benefit Plan

We have a 401(k)-retirement plan. Under the terms of the plan, eligible employees may defer up to 25% of their pre-tax earnings, subject to the Internal Revenue Service annual contribution limit. Additionally, the plan allows for discretionary matching contributions by us. In 2020 and 2019, the matching contributions were 100% of the employee’s contribution up to a maximum of 4% of the employee’s eligible compensation. During the years ended December 31, 2020 and 2019, we contributed $152,000 and $108,000, respectively, to the 401(k) plan.

Contingencies

From time to time, we are subject to litigation incidental to the conduct of our business. When applicable, we record accruals for contingencies when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. While the outcome of lawsuits and other proceedings against us cannot be predicted with certainty, in our opinion, individually or in the aggregate, no such lawsuits are expected to have a material effect on our consolidated financial position or results of operations.